Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Other Liabilities [abstract]
Accounts payable and accrued expenses	$ 1,292	$ 1,867
Accrued interest payable	5,019	2,178
Cash collateral	26,143	16,712
Commodity liabilities	10,038	7,916
Deferred income	3,660	3,518
Deferred income taxes	439	74	$ 52
Dividends payable	1,856	1,622
Employee benefit liabilities	1,668	2,038
Insurance related liabilities	324	366
Lease liabilities	5,110	5,077
Negotiable instruments	1,715	1,774
Payable to brokers, dealers and clients	10,974	6,461
Payroll and related compensation	8,991	9,340
Precious metals certificates	557	613
Provisions	627	601
Short-term borrowings of subsidiaries	9,609
Taxes payable	2,136	3,403
Other	5,077	6,741
Other liabilities	$ 95,235	$ 70,301